Taxes and Contributions Payable (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Taxes And Contributions Payable [Abstract]
Summary of Taxes and Contributions Payable

	12/31/2024	12/31/2023
Income tax	28,812	14,467
Social contribution	3,985	5,061
Social Contribution on revenues (COFINS)	2,769	2,780
Service tax (ISS) on billing	1,677	1,742
Social Integration Program (PIS)	604	606
Withholding Income Tax (IRRF) deducted from third parties	366	103
Others	2,642	94

	40,855	24,853